Leases - Supplemental information about leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Short-term leases and low value leases expense:
Short-term leases expense	$ 336	$ 2,021
Low value leases expense	1,436	336
Cash outflows:
Principal portion of the lease obligations	37,855	30,423
Interest portion of the lease obligations	7,019	7,702
Short-term leases and low value leases	2,999	4,405
Total cash outflows	$ 47,873	$ 42,530